Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Analyst Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Alger Analyst Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)"
and "Letter of Intent (Class A Shares)" on page 20 of the Fund's Statement of Additional
		Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 141.68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.68%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest
$10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return
		each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing
High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit
Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund may invest in companies of any market capitalization, from larger, well-established companies to small, emerging growth companies.

The equity research analysts of Fred Alger Management, Inc. select investments for the
Fund that represent investment ideas in all market capitalizations, styles and geographies.
Although the analysts may find investment ideas anywhere in the world, the analysts may emphasize investments in securities of U.S. issuers. The Fund may invest in securities of companies whose principal business activities are located in emerging market countries.
Each analyst will be allocated a percentage of the Fund's total assets and will have such allocation rebalanced on a periodic basis - at least annually - by the Fund's Chief
Investment Officer.

The Fund can leverage, that is borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling
(writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S.
		dollar denominated securities.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the
Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger
Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

o investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

o it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

o the risk that the allocation of investments among the analysts may have a more significant effect on the Fund's net asset value when one analyst's portion of the portfolio is performing more poorly than the others, or when the allocations are not rebalanced.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature
		economies.
Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Performance through September 23, 2008 is that of the Fund's Class N Shares, adjusted to reflect applicable sales charges and operating expenses. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information
		is available on the Fund's website www.alger.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Q3 2009 17.62% Worst Quarter: Q4 2008 -25.79%
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures;
this happens where there is a capital loss on redemptions, giving rise to a tax
		benefit to the shareholder.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[1]
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,725
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,281
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	650
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,725
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,281
Annual Return 2008	rr_AnnualReturn2008	(45.56%)
Annual Return 2009	rr_AnnualReturn2009	45.02%
Annual Return 2010	rr_AnnualReturn2010	11.92%
Annual Return 2011	rr_AnnualReturn2011	(3.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[1]
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[1]
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[1]
Alger Analyst Fund (First Prospectus Summary) | Alger Analyst Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.50%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,781
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,804
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,781
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,804
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C (Inception 9/24/08) Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[1]

[1]	Performance of the Fund's Class C Shares prior to September 24, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2013 to the extent necessary to limit the total annual fund operating expenses of the Class A Shares of the Fund to 1.30% of the Fund's average daily net assets, and the Class C Shares of the Fund to 1.95% of the Fund's average daily net assets. This expense reimbursement cannot be terminated.